Taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Taxes [Text Block]

20. Taxes

Prior to the RTO, Origination was not subject to U.S. income taxes, because, as a limited liability company classified as a partnership for U.S. federal income tax purposes, it was treated as a pass-through entity for income tax purposes, and the members of Origination were subject to income tax with respect to each such members' allocable share of Origination's taxable income. As a result, the Consolidated Statements of Financial Position and the Consolidated Statements of Loss and Comprehensive Loss do not include items related to income taxes for the period before the RTO. Subsequent to the RTO, while Origination remains classified as a partnership for U.S. federal income tax purposes, the Company is taxed as a United States corporation and is subject to U.S. federal income tax on its allocable share of pass-through taxable income from Origination, any tax balances related to the Company, together with those of the acquired entity, are therefore part of these consolidated financial statements. Any income attributable to Origination's members outside the Company is not reflected in the Company's Consolidated Statement of Financial Position and the Consolidated Statement of Loss and Comprehensive Loss.

	Year ended	Year ended
	December 31, 2021	December 31, 2020
Current tax expenses	$-	$-
Deferred tax expense	2,832,215	-
	$2,832,215	$-

Origination recognized the following amounts of tax expense in the income statement:

Deferred tax assets and liabilities

The deferred tax liabilities consist of temporary differences between the carrying values for accounting versus tax values, as follows:

	Year ended	Year ended
	December 31, 2021	December 31, 2020
Net operating losses	$4,437,822	$-
Investment HB2 Member Units	(7,270,037)	-
Deferred tax liabilities	$(2,832,215)	$-

Deferred tax assets are recognized only to the extent that it is probable that the assets can be recovered. As at December 31, 2021, the Company has non-capital loss carry forwards in Canada of $1.9 million which expire between 2029 and 2040 and which were acquired mainly as part of the BCA, for which no deferred tax asset is recognized. Non-capital losses in the United States, which have no expiration period but are subject to certain limitations on taxable income, have been recognized.

	Year ended	Year ended
	December 31, 2021	December 31, 2020
Net income/(loss) and comprehensive loss for the period	$(36,331,278)	$(7,530,178)
Statutory rate	21%	21%
Tax using statutory rate	(7,629,568)	(1,581,337)
Income tax attributed to Non-controlling interest
Pre BCA date	9,622,919	1,581,337
Non controlling interest	(1,993,351)	-
Change in tax status	2,832,215	-
Tax recovery recognized in net income/(loss) for the period	2,832,215	-